Schedule of Investments (unaudited)	iShares® High Yield Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$770	$685,839

Aerospace & Defense — 3.1%
Bombardier Inc., 7.88%, 04/15/27 (Call 07/04/22)(a)	765	697,824
Maxar Space Robotics LLC, 9.75%, 12/31/23 (Call 06/13/22)(a)	470	495,262
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	270	266,625
7.50%, 04/15/25 (Call 07/01/22)(a)	930	937,454
TransDigm Inc.
6.25%, 03/15/26 (Call 07/01/22)(a)	950	966,397
8.00%, 12/15/25 (Call 07/01/22)(a)	210	219,055
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 07/01/22)	200	201,496
Triumph Group Inc., 7.75%, 08/15/25 (Call 07/01/22)	175	150,798
		3,934,911
Agriculture — 0.9%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	810	729,000
10.50%, 11/01/26 (Call 07/01/22)(a)	439	437,244
		1,166,244
Airlines — 2.9%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	985	918,069
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	460	410,780
American Airlines Inc., 11.75%, 07/15/25(a)	630	714,893
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(a)(b)	690	553,725
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)(b)	385	364,737
7.38%, 01/15/26 (Call 12/15/25)(b)	655	704,125
		3,666,329
Auto Manufacturers — 2.6%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	265	265,530
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	991	974,743
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)(b)	555	493,950
9.00%, 04/22/25 (Call 03/22/25)(b)	50	56,033
9.63%, 04/22/30 (Call 01/22/30)	385	469,846
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	565	465,944
5.50%, 07/15/29 (Call 07/15/24)(a)	475	370,500
5.88%, 01/15/28 (Call 01/15/24)(a)	135	112,559
		3,209,105
Banks — 0.8%
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	300	298,659
5.71%, 01/15/26(a)(b)	750	755,470
		1,054,129
Building Materials — 0.9%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/16/22)(a)	685	700,327
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	580	429,997
		1,130,324
Security	Par (000)	Value

Chemicals — 3.1%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	$535	$511,631
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	735	639,450
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 07/01/22)(a)	535	514,107
Sasol Financing USA LLC
5.50%, 03/18/31 (Call 03/18/30)	200	174,400
5.88%, 03/27/24 (Call 02/27/24)	1,130	1,133,390
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)	465	388,275
5.38%, 09/01/25 (Call 07/01/22)(a)	420	399,504
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(a)	125	113,906
		3,874,663
Coal — 0.2%
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	245	245,000

Commercial Services — 5.9%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	530	471,647
4.88%, 07/15/32(a)	800	694,923
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	293	271,766
Cimpress PLC, 7.00%, 06/15/26 (Call 07/01/22)(a)	620	527,000
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	530	469,713
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/13/22)(a)	139	139,695
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	240	230,400
Nielsen Finance LLC/Nielsen Finance Co.
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	690	660,675
5.88%, 10/01/30 (Call 10/01/25)(a)	665	653,422
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	748	739,787
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	650	598,520
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 07/01/22)(a)(b)	520	520,000
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	705	696,188
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	350	362,222
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	420	418,950
		7,454,908
Computers — 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	530	469,050
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	430	394,972
		864,022
Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	495	473,463
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	100	88,380
		561,843
Distribution & Wholesale — 0.4%
Avient Corp., 5.75%, 05/15/25 (Call 07/01/22)(a)	520	525,044

Diversified Financial Services — 4.5%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)(b)	350	327,917
6.88%, 04/15/30 (Call 04/15/25)(a)	250	234,025
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 06/13/22)(b)	245	248,099

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	$1,085	$787,455
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	710	711,860
goeasy Ltd., 5.38%, 12/01/24 (Call 07/04/22)(a)(b)	520	496,600
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	650	581,882
5.75%, 11/15/31 (Call 11/15/26)(a)	505	463,337
OneMain Finance Corp.
6.63%, 01/15/28 (Call 07/15/27)	70	70,088
6.88%, 03/15/25	635	645,363
7.13%, 03/15/26	830	849,920
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	240	215,632
		5,632,178
Electric — 3.1%
Drax Finco PLC, 6.63%, 11/01/25 (Call 06/13/22)(a)	421	423,678
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	720	534,384
Series C, 5.35%, 07/15/47 (Call 01/15/47)	310	288,021
Mercury Chile Holdco LLC, 6.50%, 01/24/27 (Call 01/24/24)(a)	200	187,110
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	435	436,131
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	1,010	954,410
5.25%, 07/01/30 (Call 07/01/25)(b)	200	184,498
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 06/13/22)(a)	545	541,332
5.63%, 02/15/27 (Call 06/13/22)(a)	335	335,167
		3,884,731
Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)	395	395,986

Energy - Alternate Sources — 0.4%
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(a)(b)	460	488,690

Engineering & Construction — 1.4%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	830	828,921
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)(b)	250	214,039
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(a)	800	772,976
		1,815,936
Entertainment — 4.7%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	950	869,977
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	930	942,090
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 07/01/22)(a)(b)	940	954,298
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 07/01/22)(a)(b)	250	247,710
6.50%, 05/15/27 (Call 05/15/23)(a)	790	817,697
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	1,100	937,123
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	605	601,993
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 07/01/22)(a)	565	575,311
		5,946,199
Security	Par (000)	Value

Environmental Control — 1.3%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	$743	$677,988
5.13%, 12/15/26 (Call 12/15/22)(a)	325	324,621
Stericycle Inc., 5.38%, 07/15/24 (Call 06/16/22)(a)	576	576,271
		1,578,880
Food — 0.5%
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)(b)	605	619,369

Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)(b)	505	513,837
5.75%, 05/20/27 (Call 02/20/27)	436	428,370
5.88%, 08/20/26 (Call 05/20/26)(b)	90	91,530
		1,033,737
Health Care - Services — 0.8%
Tenet Healthcare Corp., 6.25%, 02/01/27 (Call 07/01/22)(a)(b)	970	970,048

Holding Companies - Diversified — 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (Call 11/15/26)	555	536,008
6.25%, 05/15/26 (Call 07/01/22)	710	713,659
6.38%, 12/15/25 (Call 07/01/22)	165	165,042
		1,414,709
Home Builders — 1.2%
Brookfield Residential Properties Inc./Brookfield Residential
U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	610	569,293
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/16/22)(a)(b)	579	589,132
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	371	377,391
		1,535,816
Housewares — 0.5%
Newell Brands Inc., 5.75%, 04/01/46 (Call 10/01/45)	655	594,196

Insurance — 0.5%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	236	247,269
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)(b)	385	373,746
		621,015
Internet — 2.6%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	535	434,688
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 06/13/22)(a)	1,015	1,013,731
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	465	481,066
Uber Technologies Inc.
7.50%, 05/15/25 (Call 07/01/22)(a)	200	206,294
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	1,060	1,095,706
		3,231,485
Iron & Steel — 0.9%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 07/01/22)	485	481,362
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 07/01/22)(a)	643	664,097
		1,145,459
Leisure Time — 3.8%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	765	717,340
9.88%, 08/01/27 (Call 02/01/24)(a)	380	402,848
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	670	721,255
10.50%, 06/01/30(a)	125	127,188
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	235	228,843
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	985	917,636

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (Call 02/28/26)(a)	$175	$153,563
9.13%, 06/15/23 (Call 03/15/23)(a)	450	459,000
10.88%, 06/01/23 (Call 03/01/23)(a)	925	962,055
11.50%, 06/01/25 (Call 06/13/22)(a)	85	92,137
		4,781,865
Lodging — 1.8%
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	640	564,800
6.63%, 07/31/26 (Call 04/30/26)(a)	600	615,984
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	465	457,286
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	105	96,608
5.50%, 03/01/25 (Call 12/01/24)(a)	605	590,214
		2,324,892
Machinery — 1.0%
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	500	457,635
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	905	804,550
		1,262,185
Manufacturing — 0.3%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	390	385,460

Media — 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	1,119	926,940
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	380	327,022
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	985	928,855
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	1,000	935,000
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	955	875,862
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	800	755,272
		4,748,951
Mining — 5.3%
Arconic Corp.
6.00%, 05/15/25 (Call 07/01/22)(a)	175	178,938
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	880	862,796
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)(b)	500	447,798
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)(b)	565	493,957
ERO Copper Corp., 6.50%, 02/15/30 (Call 02/15/25)(a)	260	225,030
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 06/13/22)(a)	530	531,722
7.50%, 04/01/25 (Call 06/13/22)(a)	880	886,879
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	650	661,550
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	435	426,300
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	485	340,708
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(a)	595	519,549
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	625	559,375
4.50%, 11/16/29 (Call 11/16/25)(a)	575	493,781
		6,628,383
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	270	238,815

Oil & Gas — 8.3%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)(b)	621	673,133
Security	Par (000)	Value

Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 07/01/22)(a)	$515	$519,334
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	265	253,258
CNX Resources Corp., 7.25%, 03/14/27 (Call 07/01/22)(a)	655	684,724
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	450	457,348
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)	425	400,562
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	275	284,111
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	480	456,000
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	600	604,500
Kosmos Energy Ltd., 7.50%, 03/01/28 (Call 03/01/24)(a)	450	419,876
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 06/13/22)(a)	125	123,379
Matador Resources Co., 5.88%, 09/15/26 (Call 06/16/22)	973	982,730
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)(b)	250	251,250
Occidental Petroleum Corp.
6.95%, 07/01/24	565	598,900
7.88%, 09/15/31	330	399,599
8.50%, 07/15/27 (Call 01/15/27)(b)	281	325,960
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	335	310,052
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	475	421,125
7.25%, 06/15/25 (Call 07/01/22)	650	630,500
PDC Energy Inc., 5.75%, 05/15/26 (Call 07/01/22)(b)	400	401,204
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 07/01/22)	560	571,231
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	595	642,576
		10,411,352
Oil & Gas Services — 1.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	220	214,500
6.88%, 04/01/27 (Call 07/01/22)(a)	465	461,062
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	255	242,019
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	500	477,500
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 07/01/22)	685	668,731
6.88%, 09/01/27 (Call 09/01/22)	385	370,686
		2,434,498
Packaging & Containers — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	625	556,125
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	485	481,692
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)	600	588,372
		1,626,189
Pharmaceuticals — 0.4%
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	686	493,138

Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 06/16/22)(a)(b)	530	531,346
7.88%, 05/15/26 (Call 05/15/23)(a)	505	534,219
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)(b)	350	358,750

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	$255	$247,450
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	530	530,106
4.40%, 04/01/24 (Call 01/01/24)	500	499,375
5.45%, 06/01/47 (Call 12/01/46)	225	180,208
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)(b)	555	473,138
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)(b)	505	474,637
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	980	954,334
6.75%, 09/15/25 (Call 09/15/22)(a)	245	241,065
Western Midstream Operating LP, 5.75%, 02/01/50 (Call 08/01/49)	970	861,977
		5,886,605
Real Estate — 1.4%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	610	613,721
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 07/01/22)(a)	575	556,191
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	740	617,900
		1,787,812
Real Estate Investment Trusts — 5.1%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	530	449,175
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	55	51,288
5.75%, 05/15/26 (Call 06/13/22)(a)	1,070	1,051,275
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	175	156,993
5.25%, 03/15/28 (Call 12/27/22)(a)	75	72,936
5.63%, 07/15/32 (Call 07/15/26)(a)	215	204,964
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	75	71,160
5.88%, 10/01/28 (Call 10/01/23)(a)	700	691,040
7.50%, 06/01/25 (Call 07/01/22)(a)	305	316,048
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)(b)	500	452,500
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	815	743,357
4.75%, 10/01/26 (Call 08/01/26)	500	417,782
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 07/01/22)(a)	385	395,507
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	325	290,358
6.50%, 02/15/29 (Call 02/15/24)(a)	695	580,325
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	467	472,674
		6,417,382
Retail — 4.1%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	240	222,000
Bath & Body Works Inc.
6.75%, 07/01/36	595	531,038
6.88%, 11/01/35	775	702,421
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	735	327,075
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)(b)	800	573,296
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	286	287,073
Security	Par/ Shares (000)	Value

Retail (continued)
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	$520	$472,004
5.63%, 01/01/30 (Call 01/01/25)(a)	545	519,633
Gap Inc. (The), 3.88%, 10/01/31 (Call 10/01/26)(a)(b)	155	110,438
Macy’s Retail Holdings LLC, 6.13%, 03/15/32 (Call 03/15/27)(a)	280	251,300
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	430	344,000
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	330	269,961
4.75%, 02/15/27 (Call 11/15/26)(b)	600	518,328
		5,128,567
Software — 0.3%
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	500	423,750

Telecommunications — 6.6%
Embarq Corp., 8.00%, 06/01/36	1,005	846,712
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	571	531,170
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	819	695,421
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	150	132,204
Hughes Satellite Systems Corp.
5.25%, 08/01/26	465	462,698
6.63%, 08/01/26(b)	489	481,594
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	950	802,750
4.25%, 07/01/28 (Call 07/01/23)(a)	745	653,738
Lumen Technologies Inc., 5.38%, 06/15/29 (Call 06/15/24)(a)(b)	960	823,200
Sprint Capital Corp., 8.75%, 03/15/32	340	441,662
Sprint Corp.
7.13%, 06/15/24	465	494,058
7.63%, 02/15/25 (Call 11/15/24)(b)	790	854,954
ViaSat Inc.
5.63%, 09/15/25 (Call 06/13/22)(a)	555	526,556
5.63%, 04/15/27 (Call 06/13/22)(a)	640	616,384
		8,363,101
Trucking & Leasing — 0.8%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25 (Call 07/01/22)(a)	860	840,650
9.75%, 08/01/27 (Call 08/01/23)(a)	171	173,728
		1,014,378

Total Corporate Bonds & Notes — 98.1%
(Cost: $132,809,384)		123,638,118

Short-Term Securities

Money Market Funds — 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	20,260	20,259,538

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	1,900	$1,900,000
		22,159,538

Total Short-Term Securities — 17.6%
(Cost: $22,156,011)		22,159,538

Total Investments in Securities — 115.7%
(Cost: $154,965,395)		145,797,656

Liabilities in Excess of Other Assets — (15.7)%		(19,751,999)

Net Assets — 100.0%		$126,045,657
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,908,997	$3,355,048	(a)	$—		$(7,870)	$3,363	$20,259,538	20,260	$27,769	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590,000	—		(2,690,000	)(a)	—	—	1,900,000	1,900	1,510		—
						$(7,870)	$3,363	$22,159,538		$29,279		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$123,638,118	$—	$123,638,118
Money Market Funds	22,159,538	—	—	22,159,538
	$22,159,538	$123,638,118	$—	$145,797,656

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust